Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from continuing operations	$ (32,275,070)	$ (8,235,449)
Net loss from discontinued operations		(3,422,225)
Net loss for the year	(32,275,070)	(11,657,674)
Adjustments for non-cash items:
Loss on loss of control of Bophelo Bio, net of cash surrendered		2,375,840
Gain on bargain purchase		(12,760,356)
Share based payments to social development trust		2,124,615
Depreciation and amortization	4,283,731	3,763,321
Change in fair value of biological assets	140,088	(1,216,130)
Change in fair value of financial asset at fair value through profit or loss	264,655	516,281
Stock-based compensation		559,225
Interest expenses	237,319	210,996
Fair value of RSUs exercised, net of cancelled shares	839,896	2,498,754
Gain on settlement on debt	(113,037)	(67,075)
Loss on disposal of asset	4,495
Write-off of AP, net	(2,697,719)
Impairment loss	24,665,564
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	973,382	(591,072)
Prepayments	64,635	(709,124)
Inventory	482,716	501,706
Trade and other payables	1,537,397	2,915,276
Due to related parties	91,374	66,021
Cash flows used in operating activities	(1,500,574)	(11,469,396)
Cash flows from investing activities:
Acquisition of Holigen, net of cash acquired and holdback		(2,366,609)
Purchase of financial assets at fair value through profit or loss		(801,160)
Additions to property, plant and equipment	(1,502)	(310,946)
Cash surrendered on loss of control of Bophelo Bio Sciences		(739,947)
Loan receivable	(84,020)
Proceeds from disposal of property, plant and equipment	110,410
Cash flows provided by (used in) investing activities	24,888	(4,218,662)
Cash flows from financing activities:
Proceeds from IPO, net of costs		14,654,593
Proceeds from private placement, net of costs		278,482
Advances from related parties	1,570,145
Loans received	742,591	501,217
Loans repaid	(766,169)	(649,661)
Lease payments	(60,000)	(645,995)
Cash flows provided by financing activities	1,486,567	14,138,636
Net increase (decrease) in cash and cash equivalents	10,881	(1,549,422)
Effects of exchange rate changes on cash and cash equivalents	(172,809)	(1,690,165)
Cash and cash equivalents at the beginning of the year	255,803	3,495,390
Cash and cash equivalents at the end of the year	$ 93,875	$ 255,803